Intangibles - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 10,238	$ 9,011
Additions	183	149
Disposals	(7)	(9)
Amortization	(144)	(142)
Translation adjustment	731	439
Balance at end of year	11,001	9,448
Intangible assets and goodwill	11,001	9,448
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	13,116	11,194
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,115)	(1,746)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,189	3,208
Translation adjustment	151	63
Balance at end of year	3,340	3,271
Intangible assets and goodwill	3,340	3,271
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	3,340	3,271
Ifrs Concessions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,434	5,223
Additions	167	132
Disposals	(7)	(9)
Amortization	(123)	(120)
Translation adjustment	530	341
Balance at end of year	7,001	5,567
Intangible assets and goodwill	7,001	5,567
Ifrs Concessions [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	8,601	6,846
Ifrs Concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,600)	(1,279)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	87	86
Additions	13	17
Amortization	(21)	(22)
Translation adjustment	6	2
Balance at end of year	85	83
Intangible assets and goodwill	85	83
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	600	550
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(515)	(467)
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	528	494
Additions	3
Translation adjustment	44	33
Balance at end of year	575	527
Intangible assets and goodwill	575	527
Research And Development Project And Patents [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	$ 575	$ 527